Organization and Significant Accounting Policies (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
SPI, SPO, and SPP [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	Swiss Francs – CHF	Swiss Francs – CHF
SPLAM [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	Brazilian Real – BRL	Brazilian Real – BRL
SPHSA and SPMSA [Member]
Foreign Currency Balance [Line Items]
Foreign Currency Used Name	South African Rand – ZAR	South African Rand – ZAR